Cover Page	Mar. 05, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001326110
Document Type	8-K/A
Document Period End Date	Mar. 05, 2021
Entity Registrant Name	ImmunityBio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37507
Entity Tax Identification Number	43-1979754
Entity Address, Address Line One	3530 John Hopkins Court
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	633-0300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	IBRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As previously reported, on March 10, 2021, ImmunityBio, Inc. (formerly known as NantKwest, Inc.) (the “Company”) completed its merger with NantCell, Inc. (formerly known as ImmunityBio, Inc., a private company) (“ImmunityBio”), in accordance with the terms of the Agreement and Plan of Merger, dated December 21, 2020 (the “Merger Agreement”), by and among the Company, Nectarine Merger Sub, Inc. (“Merger Sub”), and ImmunityBio, pursuant to which Merger Sub merged with and into ImmunityBio, with ImmunityBio surviving as a wholly owned subsidiary of the Company (the “Merger”) and subsequently renamed NantCell, Inc. This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend the Current Report on Form 8-K filed on March 10, 2021 (the “Original Report”), solely to provide the financial statements and pro forma financial information required by Item 9.01 of Form 8-K that were not previously filed with the Original Report in reliance on the instructions to such Item and to voluntarily include the related Management’s Discussion and Analysis of Financial Condition and Results of Operations. Capitalized terms used but not defined herein have the meanings assigned to them in the Original Report.